Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 161,420	$ 156,259
Accumulated depreciation and amortization	(123,928)	(120,736)
Property and equipment, net	37,492	35,523
Depreciation	5,188	5,183	$ 5,324
Land and land improvements
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	16,329	16,421
Buildings
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	64,103	61,190
Equipment
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 80,988	$ 78,648